Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Clearbridge SMASh Series EM Fund
Shareholder Report [Line Items]
Fund Name	Clearbridge SMASh Series EM Fund
Class Name	Clearbridge SMASh Series EM Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Clearbridge SMASh Series EM Fund (previously known as Martin Currie SMASh Series EM Fund) for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Clearbridge SMASh Series EM Fund[1]	$0	0.00%
[1],[2]
Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Clearbridge SMASh Series EM Fund returned 0.17%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 17.18% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	SK Hynix, a market leading South Korean chip manufacturer has benefited from strong AI demand, and a price recovery in DRAM has improved fundamentals in their broader memory business.
↑
Delta Electronics, a Taiwanese leader in industrial automation, electronics and energy management. The firm saw increasing recognition of their exposure to AI where they are a leading power solutions provider, and they released strong results where margins surprised positively.

↑
Contemporary Amperex Technology, the Chinese battery manufacturer benefited from continued volume growth in electric vehicle batteries. Falling costs and scale efficiencies allowed it to grow profitability despite falling battery prices.

Top detractors from performance:
↓
Samsung Electronics, a South Korean multinational appliance and consumer electronics manufacturer was impacted by profit taking and weak outlook for the memory sector in the second half of 2024. Demand outlook from PC and smartphones was muted and higher supply from Chinese memory players was also a headwind.

↓
Tata Consultancy, an Indian information technology services and consulting firm saw revenue and profits plateau against a backdrop of business uncertainty following the 2024 U.S. presidential election. The slowdown in growth led to a valuation de-rating and share price weakness.

↓	Reliance Industries, the Indian multinational conglomerate experienced share price underperformance on the back of lackluster profit growth from the Group’s oil refining and retail businesses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (1/10/2018)
Clearbridge SMASh Series EM Fund	0.17	3.86	1.50
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	5.09
MSCI Emerging Markets Index-NR	17.18	5.40	3.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,226,002,871
Holdings Count | $ / shares	31	[3]
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,226,002,871
Total Number of Portfolio Holdings*	31
Total Management Fee Paid	$0
Portfolio Turnover Rate	49%
[3]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the Fund’s name was changed to ClearBridge SMASh Series EM Fund.
Effective September 30, 2025, ClearBridge Investment Management Limited replaced Martin Currie Inc. as the subadviser to the Fund.
This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by December 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.